Accounts receivable, net (Tables)	12 Months Ended
Dec. 31, 2013
Accounts receivable, net
Schedule of accounts receivable, net
	As of December 31,
	2012	2013
	RMB	RMB	US$
Accounts receivable	47,653	108,650	17,948
Less: allowance for doubtful accounts	(2,022)	(8,758)	(1,447)

	45,631	99,892	16,501

Schedule of movements in the allowance for doubtful accounts
	As of December 31,
	2012	2013
	RMB	RMB	US$
Balance at beginning of the year	446	2,022	334
Additions	1,928	7,038	1,163
Write-offs	(352)	(302)	(50)

Balance at end of the year	2,022	8,758	1,447